Ranges of Amortization Periods (Detail)	12 Months Ended
Oct. 31, 2012
Customer Base And Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization period	3 years
Customer Base And Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization period	15 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization period	20 years
Supply Agreements
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization period	3 years
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization period	3 years
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization period	18 years